1933 Act File No. 002-62797
1940 Act File No. 811-02871

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 50	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Post-Effective Amendment No. 49	☒

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973

(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 201-6984

Thomas R. Phillips, Esq.
Vice President and Assistant Secretary
90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness to its Registration Statement under Rule 485(b) under the Securities Act and had duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 18th day of December, 2012.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

BY:	/s/ Thomas R. Phillips

Thomas R. Phillips
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow*	Chairman, Chief Executive	December 18, 2012

Robert S. Dow	Officer and Director

/s/ Daria L. Foster*	President and Director	December 18, 2012

Daria L. Foster

/s/ E. Thayer Bigelow*	Director	December 18, 2012

E. Thayer Bigelow

/s/ Evelyn E. Guernsey*	Director	December 18, 2012

Evelyn E. Guernsey

/s/ Robert B. Calhoun, Jr.*	Director	December 18, 2012

Robert B. Calhoun, Jr.

/s/ Julie A. Hill*	Director	December 18, 2012

Julie A. Hill

/s/ Franklin W. Hobbs*	Director	December 18, 2012

Franklin W. Hobbs
	Director	__________________

James M. McTaggart

/s/ Thomas J. Neff*	Director	December 18, 2012

Thomas J. Neff

/s/ James L .L. Tullis*	Director	December 18, 2012

James L. L. Tullis

* BY:	/s/ Thomas R. Phillips

Thomas R. Phillips
Attorney-in-Fact

POWER OF ATTORNEY

          Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst, and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow	Chairman, CEO	April 19, 2012

Robert S. Dow	and Director/Trustee

/s/ Daria L. Foster	President and	April 19, 2012

Daria L. Foster	Director/Trustee

/s/ E. Thayer Bigelow	Director/Trustee	April 19, 2012

E. Thayer Bigelow

/s/ Robert B. Calhoun, Jr.	Director/Trustee	April 19, 2012

Robert B. Calhoun, Jr.

/s/ Evelyn E. Guernsey	Director/Trustee	April 19, 2012

Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee	April 19, 2012

Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	April 19, 2012

Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	April 19, 2012

Thomas J. Neff

/s/ James L .L. Tullis	Director/Trustee	April 19, 2012

James L. L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase